UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03313

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Item 1.  Schedule of Investments

Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Obligations - 27.4%
Federal Farm Credit Bank
5.240%, 12/01/2006 (a)	$ 97,000	$ 96,984
5.230%, 02/24/2007 (a)	48,000	47,988
Federal Home Loan Bank
5.192%, 12/06/2006 (a) (b)	100,000	100,000
5.270%, 12/13/2006 (a)	25,000	25,000
3.520%, 12/29/2006 (b)	12,560	12,549
5.240%, 01/18/2007 (a)	1,995	1,995
Federal Home Loan Mortgage Corporation
5.260%, 12/20/2006 (a) (b)	135,000	134,978
5.173%, 12/27/2006 (a) (b)	225,000	224,911
5.235%, 01/06/2007 (a) (b)	49,000	48,990
4.800%, 02/20/2007 (b)	25,000	25,000
5.500%, 12/28/2007	50,000	50,005
Federal National Mortgage Association
5.250%, 12/21/2006 (a)	112,500	112,476
5.180%, 01/02/2007	128,500	127,908
5.190%, 01/02/2007	152,262	151,560
5.225%, 01/02/2007	115,093	114,558
5.350%, 01/02/2007	45,000	44,786
5.190%, 02/01/2007	30,900	30,624
5.190%, 02/01/2007	54,220	53,735
5.115%, 06/01/2007	42,500	41,401
5.060%, 06/29/2007	51,961	50,427
5.010%, 08/31/2007 (b)	82,693	79,551
Total U.S. Government Agency Obligations
(Cost $1,575,426)		1,575,426

Repurchase Agreements - 75.6%
Bank of America
5.290%, dated 11/30/2006, matures 12/01/2006, repurchase price $350,051 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $357,001)	350,000	350,000
BNP Paribas
5.300%, dated 11/30/2006, matures 12/01/2006, repurchase price $1,050,155 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,071,001)	1,050,000	1,050,000
CS First Boston
5.300%, dated 11/30/2006, matures 12/01/2006, repurchase price $650,096 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $663,002)	650,000	650,000
Goldman Sachs
5.290%, dated 11/30/2006, matures 12/01/2006, repurchase price $800,118 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $816,002)	800,000	800,000
Merrill Lynch
5.290%, dated 11/30/2006, matures 12/01/2006, repurchase price $675,099 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $688,503)	675,000	675,000
UBS Warburg
5.290%, dated 11/30/2006, matures 12/01/2006, repurchase price $818,185 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $834,431)	818,065	818,065
Total Repurchase Agreements
(Cost $4,343,065)		4,343,065

Investments Purchased with Proceeds from Securities Lending (c) - 10.5%
(Cost $606,862)		606,862

Total Investments - 113.5%
(Cost $6,525,353)		6,525,353
Other Assets and Liabilities, Net - (13.5)%		(778,618)
Total Net Assets - 100.0%		$5,746,735

+	Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2006. The date shown is the next reset date.

(b)	This security or a portion of this security is out on loan at November 30, 2006. Total loaned securities had a market value of $594,629 at November 30, 2006

(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of November 30, 2006, the cash collateral was invested solely in a repurchase agreement.

.

     .

Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE +

Commercial Paper - 24.4%
Asset Backed (a) - 15.7%
Chesham Finance
5.320%, 12/01/2006	$ 63,420	$ 63,420
5.280%, 12/06/2006	50,000	49,963
5.270%, 01/22/2007	30,000	29,772
5.210%, 04/12/2007	150,000	147,134
Concord Minutemen Capital, Series A
5.260%, 12/08/2006	50,774	50,722
5.260%, 01/08/2007	50,702	50,420
5.260%, 01/11/2007	101,818	101,207
5.260%, 01/17/2007	75,000	74,485
5.260%, 01/18/2007	64,361	63,910
5.280%, 01/19/2007	60,000	59,569
5.190%, 04/11/2007	50,000	49,056
Corporate Asset Funding
5.250%, 12/07/2006	75,000	74,934
5.250%, 01/18/2007	50,000	49,650
5.260%, 01/24/2007	75,000	74,408
5.250%, 01/25/2007	50,000	49,598
Falcon Asset Securitization Corporation
5.270%, 12/22/2006	140,000	139,570
5.255%, 01/11/2007	49,485	49,189
5.260%, 01/16/2007	31,946	31,731
Kitty Hawk Funding (Guarantor: Bank of America)
5.260%, 12/20/2006	125,000	124,653
5.260%, 02/12/2007	13,616	13,471
Old Line Funding
5.260%, 01/05/2007	34,440	34,264
Ranger Funding
5.240%, 12/01/2006	80,701	80,701
5.260%, 12/08/2006	35,976	35,939
5.245%, 01/16/2007	54,353	53,989
Scaldis Capital
5.270%, 12/18/2006	50,000	49,876
5.270%, 12/20/2006	70,891	70,694
5.260%, 02/20/2007	100,000	98,816
5.230%, 03/26/2007	100,000	98,329
Sheffield Receivables Corporation
5.260%, 12/01/2006	100,000	100,000
5.260%, 01/16/2007	100,000	99,328
Thames Asset Global Securitization Corporation
5.270%, 12/20/2006	150,000	149,583
5.260%, 01/12/2007	48,916	48,616
5.260%, 01/18/2007	35,000	34,755
5.250%, 02/05/2007	40,817	40,424
5.260%, 02/26/2007	152,705	150,764
Variable Funding Corporation (Guarantor: Wachovia Bank)
5.250%, 01/05/2007	50,000	49,745
Windmill Funding Corporation
5.260%, 01/04/2007	112,000	111,444
5.250%, 01/05/2007	80,000	79,592
		2,733,721
Non Asset-Backed - 2.6%
Allstate
5.320%, 12/01/2006	100,000	100,000
Credit Suisse First Boston
5.260%, 12/11/2006	50,000	49,927
5.280%, 01/03/2007	100,000	99,516
5.250%, 01/16/2007	100,000	99,329
Societe Generale NY
5.150%, 04/05/2007	50,000	49,106
5.185%, 04/09/2007	50,000	49,071
		446,949
Secured Liquidity Notes (a) - 6.1%
Emerald Trust Certificates (MBNA Master Certificates)
5.350%, 12/06/2006	125,000	124,908
5.290%, 12/13/2006	100,000	99,824
Fenway Funding
5.350%, 12/01/2006	150,000	150,000
5.290%, 01/30/2007	50,000	49,559
Mint II
5.320%, 12/07/2006	40,000	39,965
Nelnet Student Funding
5.350%, 12/01/2006	30,005	30,005
5.280%, 12/06/2006	50,298	50,261
5.280%, 12/07/2006	86,027	85,951
5.280%, 01/05/2007	50,441	50,182
5.280%, 01/17/2007	50,000	49,655
5.280%, 01/18/2007	88,340	87,718
5.280%, 01/25/2007	50,000	49,597
Ocala Funding
5.380%, 12/01/2006	90,000	90,000
Rams Funding
5.310%, 12/07/2006	50,285	50,241
5.330%, 12/11/2006	55,258	55,176
		1,063,042
Total Commercial Paper
(Cost $4,243,712)		4,243,712

Certificates of Deposit - 20.8%
Barclays Bank NY
5.310%, 01/29/2007	50,000	50,000
5.010%, 02/13/2007	100,000	100,000
5.200%, 04/03/2007	100,000	100,000
5.278%, 04/11/2007	100,000	99,999
5.305%, 04/19/2007	100,000	100,000
BNP Paribas NY
5.310%, 03/16/2007	150,000	150,000
Calyon NY
5.280%, 12/01/2006	75,000	75,000
4.920%, 02/02/2007	50,000	49,947
5.310%, 02/09/2007	100,000	100,000
5.315%, 02/12/2007	75,000	75,000
CIBC NY
5.315%, 02/15/2007	100,000	100,000
Citicorp
5.330%, 12/05/2006	150,000	150,000
Credit Suisse First Boston NY
5.330%, 12/06/2006	200,000	200,000
Deutsche Bank NY
5.280%, 12/15/2006	100,000	100,000
HBOS
5.330%, 12/07/2006	100,000	100,000
5.310%, 01/31/2007	50,000	50,000
4.930%, 02/06/2007	50,000	49,945
5.340%, 04/23/2007	200,000	200,000
Marshall & Isley
5.315%, 02/22/2007	50,000	49,999
Natexis Banque NY
5.345%, 12/01/2006	75,000	75,000
5.335%, 12/08/2006	100,000	100,000
5.310%, 03/15/2007	200,000	200,000
Rabobank Netherland NY
5.615%, 06/26/2007	50,000	50,000
5.660%, 07/03/2007	100,000	100,000
Royal Bank of Canada NY
5.310%, 02/09/2007	100,000	100,000
Societe Generale NY
4.960%, 02/05/2007	50,000	49,948
Svenska Handelsbanken NY
4.970%, 02/07/2007	50,000	50,000
5.690%, 07/23/2007	100,000	100,000
5.345%, 09/21/2007	100,000	100,000
5.365%, 10/26/2007	100,000	99,983
UBS AG
5.290%, 03/05/2007	200,000	200,000
5.320%, 04/12/2007	100,000	100,000
Wells Fargo
4.800%, 12/27/2006	75,000	75,000
4.850%, 01/30/2007	100,000	100,000
5.000%, 02/13/2007	100,000	100,000
5.600%, 06/22/2007	75,000	75,000
5.410%, 08/31/2007	50,000	50,015
Total Certificates of Deposit
(Cost $3,624,836)		3,624,836

Structured Investment Vehicles (a) (b) - 14.4%
Beta Finance
5.310%, 12/01/2006	112,000	111,990
5.296%, 12/05/2006	100,000	100,000
5.286%, 12/07/2006	100,000	100,000
CC USA
5.310%, 12/01/2006	90,000	89,989
Cheyne Finance LLC
5.318%, 12/01/2006	50,000	49,997
5.318%, 12/01/2006	100,000	99,994
5.338%, 01/06/2007	100,000	99,998
5.342%, 01/25/2007	100,000	99,997
5.347%, 01/25/2007	100,000	99,997
5.335%, 02/25/2007	100,000	99,995
K2 USA LLC
5.310%, 12/01/2006	150,000	149,997
5.315%, 12/01/2006	50,000	49,999
5.315%, 12/01/2006	50,000	49,996
5.320%, 12/01/2006	100,000	100,000
5.320%, 12/01/2006	65,000	64,993
5.325%, 12/01/2006	50,000	49,994
5.383%, 12/01/2006	50,000	49,998
Links Finance LLC
5.320%, 12/01/2006	100,000	99,996
5.320%, 12/01/2006	50,000	49,998
5.323%, 12/01/2006	100,000	99,995
5.325%, 12/01/2006	100,000	99,998
5.325%, 12/01/2006	100,000	99,996
5.328%, 12/01/2006	100,000	99,998
Sigma Finance
5.315%, 12/01/2006	200,000	199,995
5.318%, 12/01/2006	100,000	99,997
5.320%, 12/01/2006	100,000	99,994
5.325%, 12/01/2006	100,000	99,999
Total Structured Investment Vehicles
(Cost $2,516,900)		2,516,900

Corporate Notes - 12.3%
Bank of America Securities Master Note
5.383%, 12/01/2006 (b)	200,000	200,000
Bear Stearns Master Note
5.370%, 12/01/2006	200,000	200,000
5.438%, 12/01/2006 (b)	200,000	200,000
Chesham Finance
5.333%, 12/01/2006 (a) (b)	120,000	120,000
5.333%, 12/01/2006 (a) (b)	100,000	99,997
Citigroup Global Markets
5.383%, 12/01/2006 (b)	300,000	300,000
General Electric Capital Corporation
5.445%, 12/09/2006 (a) (b)	300,000	300,000
5.445%, 12/17/2006 (a) (b)	200,000	200,000
MBIA Global Funding
5.320%, 12/20/2006 (a) (b)	50,000	50,004
5.280%, 12/23/2006 (a) (b)	100,000	99,992
5.275%, 12/26/2006 (a) (b)	125,000	125,000
5.520%, 07/13/2007 (a)	80,000	80,000
Morgan Stanley Dean Witter
5.363%, 12/01/2006 (b)	60,000	60,000
5.363%, 12/01/2006 (b)	100,000	100,000
Total Corporate Notes
(Cost $2,134,993)		2,134,993

Extendible Floating Rate Corporate Notes (a) (b) - 11.6%
Allstate Global Funding
5.300%, 12/04/2006	65,000	65,000
5.310%, 12/27/2006	69,000	69,000
5.330%, 12/27/2006	100,000	100,000
Bayerische Landesbank NY
5.370%, 12/24/2006	300,000	300,000
BNP Paribas NY
5.310%, 12/26/2006	124,000	124,000
5.345%, 02/19/2007	100,000	100,000
General Electric Capital Corporation
5.280%, 12/24/2006	100,000	100,000
HBOS
5.287%, 12/07/2006	50,000	50,000
Marshall & Isley
5.300%, 12/15/2006	50,000	50,000
Metlife Global Funding
5.330%, 12/07/2006	85,000	85,000
5.420%, 12/28/2006	95,000	95,000
Morgan Stanley Dean Witter
5.380%, 12/15/2006	100,000	100,000
5.390%, 12/27/2006	95,000	95,000
Royal Bank of Canada NY
5.290%, 12/01/2006	100,000	100,000
Royal Bank Of Scotland
5.310%, 12/22/2006	259,000	259,000
Societe Generale
5.310%, 12/02/2006	34,000	34,000
Svenska Handelsbanken NY
5.290%, 12/21/2006	95,000	95,000
Wells Fargo
5.330%, 12/15/2006	100,000	100,000
Westlb AG NY
5.397%, 12/30/2006	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $2,021,000)		2,021,000

Floating Rate Funding Agreements (b) (c) - 5.2%
ING USA Life
5.460%, 12/15/2006	125,000	125,000
5.390%, 12/19/2006	150,000	150,000
Metlife
5.460%, 12/07/2006	100,000	100,000
5.470%, 12/07/2006	80,000	80,000
Transamerica Occidental Funding Agreement
5.470%, 12/01/2006	400,000	400,000
United Of Omaha
5.370%, 12/01/2006	25,000	25,000
5.440%, 12/21/2006	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $905,000)		905,000

Euro Time Deposit - 4.5%
Branch Bank Time Deposit
5.320%, 12/01/2006
(Cost $789,676)	789,676	789,676

Structured Notes - 2.4%
3M Company
5.645%, 12/12/2006	114,000	114,029
Paragon Mortgages
Series 12A, Class A1
5.300%, 12/15/2006 (a) (b)	34,326	34,326
Series 13A, Class A1
5.304%, 12/15/2006 (a) (b)	75,000	75,000
Pyxis Master Trust
Series 2006-4
5.330%, 12/20/2006 (a) (b)	100,000	100,000
Wachovia Asset Securitization
Series 2004-HM2A, Class AMM
5.310%, 12/25/2006 (a) (b)	38,974	38,974
Series 2005-HM1A, Class AMM
5.310%, 12/25/2006 (a) (b)	52,462	52,462
Total Structured Notes
(Cost $414,791)		414,791

Weekly Variable Rate Demand Notes (b) - 0.4%
California Housing Finance Agency Revenue, Series R (AMBAC)
5.360%, 12/07/2006	44,515	44,515
Franklin County Ohio Health Care Facilities Revenue, Presbyterian, Series C (LOC: National City Bank)
5.350%, 12/07/2006	10,045	10,045
Frisch School (LOC: KBC Bank)
5.350%, 12/07/2006	12,100	12,100
Illinois Finance Authority Revenue, Windsor Park (LOC: LaSalle Bank)
5.350%, 12/07/2006	9,500	9,500
Total Weekly Variable Rate Demand Notes
(Cost $76,160)		76,160

Repurchase Agreements - 3.8%
Goldman Sachs
5.403%, dated 11/30/2006, matures 12/01/2006,
repurchase price $450,068 (collateralized by various securities:
Total market value $464,979)	450,000	450,000
UBS Warburg
5.270%, dated 11/30/2006, matures 12/01/2006,
repurchase price $60,150 (collateralized by U.S. Treasury Obligations:
Total market value $61,349)	60,141	60,141
UBS Warburg
5.290%, dated 11/30/2006, matures 12/01/2006,
repurchase price $156,958 (collateralized by U.S. Treasury Obligations:
Total market value $158,581)	156,935	156,935
Total Repurchase Agreements
(Cost $667,076)		667,076
Total Investments - 99.8%
(Cost $17,394,144)		17,394,144
Other Assets and Liabilities, Net - 0.2%		29,314
Total Net Assets - 100.0%		$17,423,458

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of November 30, 2006, the value of these investments was $9,710,418 or 55.7% of total net assets.

(b) Variable Rate Security - The rate shown is the rate in effect as of November 30, 2006. The date shown is the next reset date.

(c)
Illiquid Security - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  The fund may invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.  At November 30, 2006, Prime Obligations fund had investments in illiquid securities with a total value of $905,000 or 5.2% of total net assets.

AMBAC - American Municipal Bond Assurance Corporation

LOC - Letter of Credit

Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.7%
Alabama - 1.5%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.500%, 12/07/2006 (a)	$ 6,000	$ 6,000
Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
3.450%, 12/07/2006 (a)	15,000	15,000
Pell City Special Care Facilities Financing Authority, Noland Health Services (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	6,900	6,900
		27,900
Arizona - 0.5%
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
3.480%, 12/07/2006 (a)	8,700	8,700

Arkansas - 0.4%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.500%, 12/07/2006 (a)	6,390	6,390

California - 1.3%
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
3.690%, 05/31/2007 (a) (b)	17,530	17,530
ABN AMRO Munitops Certificates Trust, Series 1999-7 (INS: MBIA) (SPA: ABN AMRO Bank)
3.490%, 12/07/2006 (a) (b)	6,000	6,000
		23,530
Colorado - 5.2%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
3.510%, 12/07/2006 (a)	18,750	18,750
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.480%, 12/07/2006 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
3.480%, 12/07/2006 (a)	20,900	20,900
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	8,725	8,725
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	12,900	12,900
El Paso County School District #020 (Certificate of Participation) (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	22,020	22,020
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.530%, 12/07/2006 (a)	6,220	6,220
		94,515
District of Columbia - 1.1%
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	9,300	9,300
		19,300
Florida - 5.2%
ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC) (SPA: ABN AMRO Bank)
3.840%, 06/14/2007 (a) (b)	10,000	9,995
Broward County Educational Facilities Authority, City College (LOC: Citibank)
3.480%, 12/07/2006 (a)	8,125	8,125
Highlands County Health Facilities, Adventist Health Systems, Series A (INS: FSA) (SPA: Dexia Credit)
3.480%, 12/07/2006 (a)	21,440	21,440
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.520%, 12/07/2006 (a)	3,450	3,450
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.480%, 12/07/2006 (a)	31,200	31,200
Palm Beach County Health (Commercial Paper)
3.550%, 12/06/2006	4,000	4,000
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
3.490%, 12/07/2006 (a)	6,950	6,950
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
3.490%, 12/07/2006 (a)	6,000	6,000
		94,145
Georgia - 5.2%
Cobb County School District
4.500%, 12/29/2006	34,500	34,523
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	10,415	10,415
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
3.50%, 12/07/2006 (a)	1,725	1,725
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.480%, 12/07/2006 (a)	1,130	1,130
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
3.480%, 12/07/2006 (a)	12,200	12,200
Rockdale County Hospital Authority (LOC: Suntrust Bank)
3.480%, 12/07/2006 (a)	10,095	10,095
Thomasville Hosptial Authority, J.D. Archbold (LOC: Suntrust Bank)
3.490%, 12/07/2006 (a) (b)	10,350	10,350
		93,533
Idaho - 0.3%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.520%, 12/07/2006 (a)	3,930	3,930
University of Idaho Foundation Authority (LOC: First Security Bank)
3.520%, 12/07/2006 (a) (b)	1,565	1,565
		5,495
Illinois - 19.4%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	53,825	53,825
Cook County, Bernard Zell Anshe Emet (LOC: J.P. Morgan Chase Bank)
3.510%, 12/07/2006 (a)	7,800	7,800
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.510%, 12/07/2006 (a)	12,000	12,000
Illinois Development Finance Authority (LOC: Northern Trust)
3.650%, 12/07/2006 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.760%, 12/07/2006 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a)	4,500	4,500
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: J.P. Morgan Chase Bank)
3.510%, 12/07/2006 (a)	4,000	4,000
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.500%, 12/07/2006 (a)	27,400	27,400
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
3.510%, 12/07/2006 (a)	10,000	10,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
3.510%, 12/07/2006 (a)	13,500	13,500
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a) (b)	5,000	5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a)	3,710	3,710
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	5,000	5,000
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
3.510%, 12/07/2006 (a)	8,040	8,040
Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank)
3.480%, 12/07/2006 (a)	15,000	15,000
Illinois Finance Authority, Landing at Plymouth Place, Series C (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	6,400	6,400
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
3.490%, 12/07/2006 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a)	3,600	3,600
Illinois Finance Authority, Northwestern University, Series B
3.420%, 12/07/2006 (a)	6,800	6,800
Illinois Finance Authority, Presbyterian Homes (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	7,135	7,135
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	3,080	3,080
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	7,020	7,020
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	6,400	6,400
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	10,500	10,500
Illinois Finance Authority, Thresholds Project (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	8,000	8,000
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank)
3.490%, 12/07/2006 (a)	1,265	1,265
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	12,420	12,420
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	3,010	3,010
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
3.530%, 12/07/2006 (a)	13,355	13,355
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	12,760	12,760
Illinois Health Facilities, Series B (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	7,605	7,605
Macon County - Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	3,700	3,700
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
3.510%, 12/07/2006 (a)	5,100	5,100
St. Clair County, McKendree College Project (LOC: Bank of America)
3.500%, 12/07/2006 (a)	5,845	5,845
Western Springs, Timber Trails Project (LOC: LaSalle Bank)
3.510%, 12/07/2006 (a)	6,500	6,500
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a)	3,205	3,205
		350,390
Indiana - 7.2%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
3.530%, 12/07/2006 (a)	6,730	6,730
Fort Wayne Industires Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.580%, 12/07/2006 (a)	4,925	4,925
Indiana Bond Bank, Series A (LOC: Bank of New York)
4.500%, 02/01/2007	42,000	42,086
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.480%, 12/07/2006 (a)	7,475	7,475
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
3.480%, 12/07/2006 (a)	10,385	10,385
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	17,900	17,900
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.520%, 12/07/2006 (a)	12,410	12,410
Indianapolis Local Public Improvement Bond Bank, Series E
4.500%, 01/04/2007	27,775	27,792
		129,703
Iowa - 1.6%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.510%, 12/07/2006 (a)	14,505	14,505
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.480%, 12/07/2006 (a)	8,780	8,780
Iowa Financial Retirement Authority, Deerfield Retirement, Series B (LOC: LaSalle Bank)
3.480, 12/07/2006 (a)	400	400
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.480%, 12/07/2006 (a)	6,000	6,000
		29,685
Kansas - 1.1%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	8,595	8,595
		19,895
Louisiana - 1.6%
ABN AMRO Munitops Certificates Trust, Series 2002-17 (INS: AMBAC) (SPA: ABN AMRO Bank)
3.520%, 12/07/2006 (a) (b)	15,000	15,000
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	8,500	8,500
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
3.490%, 12/07/2006 (a)	6,075	6,075
		29,575
Maryland - 0.9%
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	2,200	2,200
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	10,000	10,000
Prince Georges County Revenue, Collington Episcopal, Series B (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	3,650	3,650
		15,850
Massachusetts - 0.8%
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
3.500%, 12/07/2006 (a) (b)	10,000	10,000
Massachusetts State Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA) (SPA: Fleet Bank)
3.470%, 12/07/2006 (a)	5,165	5,165
		15,165
Michigan - 3.5%
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	7,100	7,100
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
3.530%, 12/07/2006 (a)	11,700	11,700
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	8,305	8,305
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	8,335	8,335
State of Michigan Strategic Fund, Holland Home Group, Series A (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	10,560	10,560
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
3.540%, 12/07/2006 (a)	17,830	17,830
		63,830
Minnesota - 1.9%
Eden Prairie, Multifamily Housing Authority
3.520%, 12/07/2006 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
3.480%, 12/07/2006 (a)	1,765	1,765
Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
3.560%, 12/07/2006 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
3.560%, 12/07/2006 (a)	3,950	3,950
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.500%, 12/07/2006 (a)	8,900	8,900
		33,465
Missouri - 1.1%
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
3.550%, 12/07/2006 (a)	7,100	7,100
Missouri State Health & Educational Facilities (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	8,435	8,435
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
3.490%, 12/07/2006 (a)	4,100	4,100
		19,635
New York - 5.5%
ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank)
3.630%, 12/07/2006 (a) (b)	21,402	21,402
ABN AMRO Munitops Certificates Trust, Series 1999-13 (INS: FGIC) (SPA: ABN AMRO Bank)
3.490%, 12/07/2006 (a) (b)	7,561	7,561
ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC) (SPA: ABN AMRO Bank)
3.620%, 12/07/2006 (a) (b)	27,565	27,565
Metropolitan Transportation Authority, Series G (LOC: BNP Paribas)
3.620%, 12/01/2006 (a)	42,300	42,300
		98,828
North Carolina - 2.8%
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	9,365	9,365
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	9,055	9,055
North Carolina Wolfpack Club Project (LOC: Bank of America)
3.500%, 12/07/2006 (a)	8,100	8,100
Wake County (Commercial Paper)
3.700%, 03/19/2007	23,580	23,580
		50,100
North Dakota - 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.500%, 12/07/2006 (a)	3,600	3,600

Ohio - 6.8%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	6,090	6,090
Cuyahoga County Continuing Care Facilities (LOC: LaSalle National Bank)
3.480%, 12/07/2006 (a)	3,500	3,500
Cuyahoga County Metrohealth System (LOC: National City Bank)
3.500%, 12/07/2006 (a)	11,900	11,900
Franklin County Health Care Facilities (LOC: National City Bank)
3.500%, 12/07/2006 (a)	3,400	3,400
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
3.530%, 12/07/2006 (a)	16,425	16,425
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
3.500%, 12/07/2006 (a)	8,000	8,000
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.500%, 12/07/2006 (a)	4,155	4,155
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.500%, 12/07/2006 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.500%, 12/07/2006 (a)	10,200	10,200
Fulton County Health Center (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	12,300	12,300
Logan County Health Care Facilities (LOC: Fifth Third Bank)
3.530%, 12/07/2006 (a)	10,270	10,270
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.490%, 12/07/2006 (a)	2,100	2,100
Ohio State University, Series B
3.400%, 12/07/2006 (a)	7,000	7,000
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	8,750	8,750
Summit County Port Authority, Lawrence School Project (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	10,475	10,475
		122,385
Oklahoma - 0.1%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
3.550%, 12/07/2006 (a)	2,595	2,595

Oregon - 0.8%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	15,270	15,270

Pennsylvania - 5.7%
ABN AMRO Munitops Certificates Trust, Series 1999-16 (INS: MBIA) (SPA: ABN AMRO Bank)
3.500%, 12/07/2006 (a) (b)	11,884	11,884
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
3.500%, 12/07/2006 (a)	9,765	9,765
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	20,000	20,000
Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.480%, 12/07/2006 (a)	8,230	8,230
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyd's TSB Bank)
3.480%, 12/07/2006 (a)	18,970	18,970
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	9,380	9,380
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.490%, 12/07/2006 (a)	3,635	3,635
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank)
3.530%, 12/07/2006 (a)	10,000	10,000
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.490%, 12/07/2006 (a)	11,000	11,000
		102,864
Rhode Island - 0.6%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
3.480%, 12/07/2006 (a)	11,750	11,750

South Carolina - 0.5%
Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
3.500%, 12/07/2006 (a)	8,665	8,665

Tennessee - 2.3%
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
3.490%, 12/07/2006 (a)	8,000	8,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
3.490%, 12/07/2006 (a)	19,600	19,600
Met Government Nashville & Davidson (LOC: Societe Generale)
3.700%, 12/07/2006 (a)	7,035	7,035
Met Government Nashville & Davidson, Health & Educational Facilities Board, Adventist Health, Series A (LOC: Suntrust Bank)
3.480%, 12/07/2006 (a)	2,600	2,600
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
3.750%, 12/07/2006 (a)	4,100	4,100
		41,335
Texas - 6.8%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.700%, 07/26/2007 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.530%, 12/07/2006 (a) (b)	6,995	6,995
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
3.700%, 06/21/2007 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America)
3.480%, 12/07/2006 (a)	12,000	12,000
Capital Area Cultural Educational Facilities Finance, Summit Christian Academy (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	7,100	7,100
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
3.490%, 12/07/2006 (a)	5,680	5,680
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
3.530%, 12/07/2006 (a)	19,000	19,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
3.490%, 12/07/2006 (a)	5,000	5,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.500%, 12/07/2006 (a)	5,200	5,200
Kendall County Health Facilities, Morningside Ministries (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	14,400	14,400
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
3.530%, 12/07/2006 (a)	17,280	17,280
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.480%, 12/07/2006 (a)	9,900	9,900
		122,645
Utah - 0.4%
Intermountain Power Agency, Utah Power Supply, Series E (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	4,260	4,260
Intermountain Power Agency, Utah Power Supply, Series F (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	3,050	3,050
		7,310
Virginia - 0.9%
Fairfax County Economic Development Authority, Greenspring Retirement, Series B (LOC: Wachovia Bank)
3.480%, 12/07/2006 (a)	11,100	11,100
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
3.490%, 12/07/2006 (a)	5,000	5,000
		16,100
Washington - 2.7%
ABN AMRO Munitops Certificates Trust, Washington State (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank)
3.500%, 12/07/2006 (a) (b)	19,000	19,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
3.550%, 12/07/2006 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
3.480%, 12/07/2006 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
3.680%, 12/07/2006 (a)	6,310	6,310
		49,090
West Virginia - 2.2%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
3.700%, 07/26/2007 (a) (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	9,060	9,060
West Virginia State Hospial Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
3.490%, 12/07/2006 (a)	130	130
		40,185
Wisconsin - 1.6%
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.480%, 12/07/2006 (a)	4,790	4,790
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.420%, 12/07/2006 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.480%, 12/07/2006 (a)	5,300	5,300
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.490%, 12/07/2006 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.510%, 12/07/2006 (a)	6,500	6,500
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
3.450%, 12/07/2006 (a)	15	15
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: J.P. Morgan Chase Bank)
3.500%, 12/07/2006 (a)	3,960	3,960
		28,640
Total Municipal Bonds
(Cost $1,802,063)		1,802,063

Money Market Fund - 0.0%	SHARES
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $1)	689	1
Total Investments - 99.7%
(Cost $1,802,064)		1,802,064
Other Assets and Liabilities, Net - 0.3%		5,024
Total Net Assets - 100.0%		$1,807,088

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2006. The date shown is the next reset date.

(b)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of November 30, 2006, the value of these investments was $220,932 or 12.2% of total net assets.

AMBAC - American Municipal Bond Assurance Company
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Liability Company
PSF - Permanent School Fund
SPA - Standby Purchase Agreement

Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE +

Repurchase Agreements - 100.4%
ABN AMRO
5.270%, dated 11/30/2006, matures 12/01/2006, repurchase price $3,300,483 (collateralized by U.S. Treasury Obligations: Total market value $3,366,001)	$ 3,300,000	$ 3,300,000
Bank of America
5.280%, dated 11/30/2006, matures 12/01/2006, repurchase price $1,000,147 (collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Barclays
5.260%, dated 11/30/2006, matures 12/01/2006, repurchase price $875,128 (collateralized by U.S. Treasury Obligations: Total market value $892,500)	875,000	875,000
Bear Stearns
5.270%, dated 11/30/2006, matures 12/01/2006, repurchase price $1,000,146 (collateralized by U.S. Treasury Obligations: Total market value $1,020,002)	1,000,000	1,000,000
CS First Boston
5.280%, dated 11/30/2006, matures 12/01/2006, repurchase price $800,117 (collateralized by U.S. Treasury Obligations: Total market value $816,003)	800,000	800,000
Deutsche Bank
5.270%, dated 11/30/2006, matures 12/01/2006, repurchase price $2,500,366 (collateralized by U.S. Treasury Obligations: Total market value $2,550,000)	2,500,000	2,500,000
Greenwich Capital
5.280%, dated 11/30/2006, matures 12/01/2006, repurchase price $750,110 (collateralized by U.S. Treasury Obligations: Total market value $765,004)	750,000	750,000
Merrill Lynch
5.270%, dated 11/30/2006, matures 12/01/2006, repurchase price $1,500,220 (collateralized by U.S. Treasury Obligations: Total market value $1,530,004)	1,500,000	1,500,000
Morgan Stanley
5.280%, dated 11/30/2006, matures 12/01/2006, repurchase price $1,400,205 (collateralized by U.S. Treasury Obligations: Total market value $1,428,000)	1,400,000	1,400,000
UBS Warburg
5.270%, dated 11/30/2006, matures 12/01/2006, repurchase price $3,065,308 (collateralized by U.S. Treasury Obligations: Total market value $3,126,160)	3,064,859	3,064,859

Total Repurchase Agreements
(Cost $16,189,859)		16,189,859
Other Assets and Liabilities, Net - (0.4)%		(65,760)
Total Net Assets - 100.0%		$16,124,099

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

Schedule of Investments November 30, 2006 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE +

U.S. Treasury Obligations - 96.0%
U.S. Treasury Bills (a)
5.110%, 12/07/2006	$ 70,852	$ 70,792
5.130%, 12/14/2006	15,000	14,972
4.975%, 12/21/2006	305,054	304,211
4.795%, 12/28/2006	51,047	50,863
4.908%, 01/04/2007	59,000	58,727
4.927%, 01/11/2007	68,201	67,818
4.929%, 01/18/2007	54,057	53,702
4.978%, 01/25/2007	83,130	82,498
4.947%, 02/08/2007	22,221	22,010
4.960%, 02/15/2007	20,793	20,575
4.939%, 02/22/2007	40,000	39,545
4.890%, 03/15/2007	15,000	14,788
4.876%, 03/22/2007	20,000	19,699
4.916%, 04/05/2007	16,452	16,171
4.940%, 04/12/2007	25,000	24,547
4.943%, 04/19/2007	25,000	24,523
4.945%, 04/26/2007	25,000	24,499
4.944%, 05/03/2007	45,000	44,054
4.920%, 05/24/2007	5,000	4,881
Total U.S. Treasury Obligations
(Cost $958,875)		958,875

Money Market Fund - 4.4%	SHARES
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $43,877)	43,877,062	43,877
Total Investments - 100.4%
(Cost $1,002,752)		1,002,752
Other Assets and Liabilities, Net - (0.4)%		(3,590)
Total Net Assets - 100.0%		$ 999,162

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 50% of the allowable 0.5% threshold, the fund's administrator will notify the fund's board of directors. The board of directors will then determine what action, if any, to take.

(a)	Yield shown is the effective yield as of November 30, 2006.

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:  /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007